COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements
2014	$3,921
2015	3,482
2016	556
2017	198
2018	—
$8,157